CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income		$ 76,548	$ 144,848	$ 185,742
Unrealized net gain/(loss) on qualifying cash flow hedging instruments:
Other comprehensive income (loss) before reclassification	[1]	0	94	4,263
Amounts reclassified from accumulated other comprehensive (loss)/income to the statement of operations		(26)	4,985	409
Net other comprehensive (loss)/income		(26)	5,079	4,672
Comprehensive income		76,522	149,927	190,414
Comprehensive income attributable to:
Golar LNG Partners LP Owners		73,164	134,359	176,843
Non-controlling interests		3,358	15,568	13,571
Comprehensive income		$ 76,522	$ 149,927	$ 190,414

[1]	There is no tax impact on any of the periods presented.